REVENUE - Liquefaction services revenue (Details) $ in Thousands		12 Months Ended
	May 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / barrel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 448,750	$ 430,604	$ 143,537
Amortization of Day 1 gain		$ (44,395)	(38,610)	24,498
Oil price per barrel | $ / barrel		60
Contract with customer, liability, revenue recognized	$ 33,800
Derivative asset		$ 46,970	95,500
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		204,501	119,677
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		218,096	127,625	0
Amortization of deferred commissioning period billing		4,220	2,467
Amortization of Day 1 gain		9,950	5,817
Other		$ (575)	$ (336)
Vessels - FLNG
Disaggregation of Revenue [Line Items]
Derivative asset				$ 79,600